UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net cash used in operating activities, continuing operations	$ (2,933)	$ (3,246)
Net cash provided by (used in) operating activities, discontinued operations	0	(2,427)
Cash flows from investing activities
Net cash used in investing activities, discontinued operations		(11,082)
Cash flows from financing activities
Proceeds from issuance of ordinary shares and warrants to purchase ordinary shares	1,864
Proceeds from short-term borrowing	2,439
Proceeds from third-party loans	3,450
Net cash provided by (used in) financing activities, continuing operations	7,753
Net cash provided by financing activities, discontinued operations	0	2,536
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(13)	(78)
Net change in cash, cash equivalents and restricted cash	4,807	(14,297)
Cash, cash equivalents and restricted cash at beginning of periods	7,596	32,389
Cash, cash equivalents and restricted cash at end of periods	12,403	18,092
Less: Cash, restricted cash and cash equivalents of discontinued operations		16,874
Cash, cash equivalents and restricted cash at end of year from continuing operations	12,403	1,218
Supplemental disclosure of cash flow information
Income tax paid	(27)
Interest paid	(74)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries		67
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries		141
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 129	$ 43